UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Business Manager
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



/s/Christine M. Smyth   Milwaukee, Wisconsin   August 9, 2001
______________________  _____________________  _______________
     (Signature)           (City/State)            (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            62

Form 13F Information Table Value Total:      $173,857 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None

                                                                                           Voting Authority
                               Title
                                of               Value  Shares/ Sh/  Put/ Invstmt Othr
Name of Issuer                 class    CUSIP   (x$1000)Prn Amt Prn  Call  Dscrtn Mgrs   Sole  Shrd None
----------------------------   ----   --------- ------- ------- ---   ---  ------  ---  ------ ---- ----
ABBOTT LABS                    COM   002824100     2,468  51,400 SH           Sole         51,400
AIR PRODS & CHEMS INC.         COM   009158106       773  16,900 SH           Sole         16,900
AMERICAN INTL GROUP            COM   026874107    11,791 137,110 SH           Sole        137,110
AMGEN INC.                     COM   031162100     4,352  71,725 SH           Sole         71,725
ANADARKO PETE CORP.            COM   032511107       379   7,025 SH           Sole          7,025
ANHEUSER BUSCH COS INC.        COM   035229103       340   8,252 SH           Sole          8,252
AOL TIME WARNER INC.           COM   00184A105     3,433  64,770 SH           Sole         64,770
APACHE CORP.                   COM   037411105       436   8,600 SH           Sole          8,600
AUTOMATIC DATA PROCESS         COM   053015103     5,299 106,625 SH           Sole        106,625
BP PLC                         COM   055622104       347   6,969 SH           Sole          6,969
BRISTOL MYERS SQUIBB           COM   110122108     4,401  84,150 SH           Sole         84,150
CARDINAL HEALTH INC.           COM   14149Y108       773  11,206 SH           Sole         11,206
CISCO SYS INC.                 COM   17275R102     1,848 101,550 SH           Sole        101,550
CITIGROUP INC.                 COM   172967101     4,812  91,062 SH           Sole         91,062
COCA COLA CO.                  COM   191216100     2,935  65,230 SH           Sole         65,230
DOLLAR GEN CORP.               COM   256669102       566  29,000 SH           Sole         29,000
DU PONT E I DE NEMOURS         COM   263534109       355   7,350 SH           Sole          7,350
E M C CORP MASS                COM   268648102     2,642  90,950 SH           Sole         90,950
EMERSON ELEC CO.               COM   291011104     4,320  71,412 SH           Sole         71,412
EXXON MOBIL CORP.              COM   30231G102     1,543  17,662 SH           Sole         17,662
FIFTH THIRD BANCORP            COM   316773100     2,851  47,469 SH           Sole         47,469
FISERV INC.                    COM   337738108    10,149 158,625 SH           Sole        158,625
GENERAL ELEC CO.               COM   369604103    12,697 260,454 SH           Sole        260,454
GUIDANT CORP.                  COM   401698105       456  12,675 SH           Sole         12,675
HEALTH MGMT ASSOC INC. CL A    COM   421933102       221  10,500 SH           Sole         10,500
HOME DEPOT INC.                COM   437076102     3,410  73,250 SH           Sole         73,250
ILLINOIS TOOL WKS INC.         COM   452308109       440   6,950 SH           Sole          6,950
INTEL CORP.                    COM   458140100     1,094  37,410 SH           Sole         37,410
INTERNATIONAL BUS MACH         COM   459200101     2,360  20,886 SH           Sole         20,886
JOHNSON & JOHNSON              COM   478160104     6,102 122,040 SH           Sole        122,040
KIMBERLY CLARK CORP.           COM   494368103     4,231  75,683 SH           Sole         75,683
KOHLS CORP.                    COM   500255104     6,521 103,950 SH           Sole        103,950
LILLY ELI & CO.                COM   532457108       400   5,400 SH           Sole          5,400
MARSHALL & ILSLEY CORP.        COM   571834100       291   5,400 SH           Sole          5,400
MBNA CORP.                     COM   55262L100       260   7,878 SH           Sole          7,878
MCDONALDS CORP.                COM   580135101       522  19,300 SH           Sole         19,300
MEDTRONIC INC.                 COM   585055106     9,415 204,620 SH           Sole        204,620
MERCK & CO INC.                COM   589331107     5,066  79,260 SH           Sole         79,260
MGIC INVT CORP WIS             COM   552848103       211   2,900 SH           Sole          2,900
MICROSOFT CORP.                COM   594918104     7,844 107,455 SH           Sole        107,455
MINNESOTA MNG & MFG CO.        COM   604059105       251   2,200 SH           Sole          2,200
MOLEX INC CL A                 COM   608554200     6,013 201,655 SH           Sole        201,655
NORTHERN TR CORP.              COM   665859104       556   8,900 SH           Sole          8,900
PAYCHEX INC.                   COM   704326107       271   6,787 SH           Sole          6,787
PEPSICO INC.                   COM   713448108       272   6,162 SH           Sole          6,162
PFIZER INC.                    COM   717081103     2,403  60,000 SH           Sole         60,000
PROCTER & GAMBLE CO.           COM   742718109     2,740  42,950 SH           Sole         42,950
ROYAL DUTCH PETE CO NY REG GLD COM   780257804     2,264  38,850 SH           Sole         38,850
SALOMON BROTHERS FD            COM   795477108       372  25,000 SH           Sole         25,000
SCHLUMBERGER LTD.              COM   806857108     3,517  66,800 SH           Sole         66,800
SOLECTRON CORP.                COM   834182107     2,001 109,350 SH           Sole        109,350
STATE STR CORP.                COM   857477103     7,708 155,750 SH           Sole        155,750
SUN MICROSYSTEMS INC.          COM   866810104       407  25,900 SH           Sole         25,900
TARGET CORP.                   COM   87612E106       820  23,700 SH           Sole         23,700
TELECOM ITALIA ORD NEW F       COM   tn7277n12        90  10,000 SH           Sole         10,000
TEXAS INSTRS INC.              COM   882508104       510  16,000 SH           Sole         16,000
TRI CONTL CORP.                COM   895436103       606  27,831 SH           Sole         27,831
TYCO INTL LTD NEW              COM   902124106     3,382  62,055 SH           Sole         62,055
VERIZON COMMUNICATIONS         COM   92343V104     3,951  73,852 SH           Sole         73,852
WAL MART STORES INC.           COM   931142103     1,664  34,100 SH           Sole         34,100
WALGREEN CO.                   COM   931422109     1,359  39,800 SH           Sole         39,800
WELLS FARGO & CO. NEW          COM   949746101     4,346  93,600 SH           Sole         93,600
Report Summary                    62            173,857